Related Party Transactions (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Affiliated Revenues and Purchases
Affiliated Revenues		$ 0.0	$ 0.0	$ 0.0
Indiana Michigan Power Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals)
Percentage of Power Sold under Unit Power Agreement		30.00%
AEP Generating Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal
Coal Transloading Services		$ 10.2	12.8	15.8
Railcar Maintenance		$ 1.3	1.7	2.0
AEP Generating Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals)
Percentage of Power Sold under Unit Power Agreement		30.00%
AEP Generating Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal
Railcar Maintenance		$ 0.5	0.6	0.2
AEP Generating Co To Southwestern Electric Power Co [Member]
Cook Coal Terminal
Railcar Maintenance		3.5	3.3	2.8
AEP Energy Partners, Inc. to AEP Texas Inc. [Member]
Oklaunion PPA between AEP Texas and AEPEP [Abstract]
Oklaunion Purchase Power Agreement		64.0	74.0	77.0
Indiana Michigan Power Co to AEP Transmission Co [Member]
Joint License Agreement [Abstract]
Joint License Agreement		1.4	0.8	0.6
Kentucky Power Co to AEP Transmission Co [Member]
Joint License Agreement [Abstract]
Joint License Agreement		0.2	0.1	0.0
Ohio Power Co to AEP Transmission Co [Member]
Joint License Agreement [Abstract]
Joint License Agreement		2.4	2.3	2.0
Public Service Co of Oklahoma to AEP Transmission Co [Member]
Joint License Agreement [Abstract]
Joint License Agreement		0.3	0.2	0.3
AEP Generating Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		15.3	14.8	16.1
Central Machine Shop
Billings for Services from Central Machine Shop Facility		0.0	0.0	0.1
AEP Generation Resources [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		0.1	0.3	4.9
Central Machine Shop
Billings for Services from Central Machine Shop Facility		1.2	2.0	2.7
AEP River Operations LLC [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		0.0	0.0	15.5
AEP Transmission Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		580.5	367.5	225.6
Sales and Purchases of Property
Related Party Sales of Property		0.0	0.0	0.2
Related Party Purchases of Property		9.1	6.5	0.4
AEP Transmission Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
AEP Transmission Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0
AEP Transmission Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]	0.0	0.0	0.0
AEP Transmission Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
AEP Transmission Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		572.0	366.1	225.6
AEP Transmission Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		8.5	0.0	0.0
Appalachian Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		172.0	142.1	147.8
Transmission Agreement
Net Charges from Transmission Agreement		158.2	103.2	92.7
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		37.2	36.9	37.7
Sales and Purchases of Property
Related Party Sales of Property		3.5	4.5	9.4
Related Party Purchases of Property		0.9	1.5	8.6
Appalachian Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		130.4	126.0	132.1
Appalachian Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0
Appalachian Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]	1.0	9.2	10.6
Appalachian Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Appalachian Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		34.1	1.3	0.7
Appalachian Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		6.5	5.6	4.4
Indiana Michigan Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		1.8	26.2	27.4
Cost of Purchased Power from Affiliate		223.9	228.6	232.1
Transmission Agreement
Net Charges from Transmission Agreement		103.8	53.0	38.0
Central Machine Shop
Billings for Services from Central Machine Shop Facility		2.7	2.9	2.5
Sales and Purchases of Property
Related Party Sales of Property		5.0	5.2	3.0
Related Party Purchases of Property		3.5	2.7	8.1
Related Party Transactions (Textuals)
Barge Towing and Chartering Services				19.0
Indiana Michigan Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0.0
Indiana Michigan Power Co [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate				0.0
Indiana Michigan Power Co [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]	0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Auction Purchases From AEP Energy [Member] [Domain]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]	0.0	0.0
Indiana Michigan Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]	0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		223.9	228.6	232.1
Indiana Michigan Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		3.8	0.0
Indiana Michigan Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]	0.0	12.0	17.1
Indiana Michigan Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		(4.4)	12.2	8.4
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		2.4	2.0	1.9
Kentucky Power Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		5.0	5.3	4.6
Central Machine Shop
Billings for Services from Central Machine Shop Facility		1.8	1.5	1.3
Ohio Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		24.4	17.3	84.1
Cost of Purchased Power from Affiliate		108.5	141.9	527.1
Generation Deferrals		0.0	(82.7)	(30.7)
Transmission Agreement
Net Charges from Transmission Agreement		248.6	143.6	81.0
Sales and Purchases of Property
Related Party Sales of Property		2.9	1.9	2.4
Related Party Purchases of Property		1.6	1.7	2.1
Ohio Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0.0
Ohio Power Co [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[2]			269.2
Ohio Power Co [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]	96.5	110.1	225.2
Ohio Power Co [Member] | Auction Purchases From AEP Energy [Member] [Domain]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]	5.5	7.7
Ohio Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]	6.5	24.1	32.7
Ohio Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0.0	0.0	0.0
Ohio Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Ohio Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0
Ohio Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]	0.0	0.0	0.0
Ohio Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	29.7
Ohio Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		6.2	(2.0)	35.5
Ohio Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		18.2	19.3	18.9
Public Service Co Of Oklahoma [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		4.3	2.6	4.6
Cost of Purchased Power from Affiliate		0.0	3.7	0.0
Transmission Coordination Agreement
Net (Revenues) Expenses from Transmission Coordination Agreement		56.0	19.6	15.0
Central Machine Shop
Billings for Services from Central Machine Shop Facility		1.1	0.5	0.2
Sales and Purchases of Property
Related Party Sales of Property		1.5	7.5	7.1
Related Party Purchases of Property		0.2	3.2	0.6
Public Service Co Of Oklahoma [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			3.7
Public Service Co Of Oklahoma [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate				0.0
Public Service Co Of Oklahoma [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]	0.0	0.0	0.0
Public Service Co Of Oklahoma [Member] | Auction Purchases From AEP Energy [Member] [Domain]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]	0.0	0.0
Public Service Co Of Oklahoma [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]	0.0	0.0	0.0
Public Service Co Of Oklahoma [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0.0	0.0	0.0
Public Service Co Of Oklahoma [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Public Service Co Of Oklahoma [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0
Public Service Co Of Oklahoma [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]	0.0	0.0	0.0
Public Service Co Of Oklahoma [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Public Service Co Of Oklahoma [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	(1.7)	0.2
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		4.3	4.3	4.4
Southwestern Electric Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		25.9	24.5	16.6
Transmission Coordination Agreement
Net (Revenues) Expenses from Transmission Coordination Agreement		6.6	(19.6)	(15.0)
Central Machine Shop
Billings for Services from Central Machine Shop Facility		0.8	0.9	0.8
Sales and Purchases of Property
Related Party Sales of Property		0.5	1.0	0.8
Related Party Purchases of Property		0.4	6.5	7.4
Southwestern Electric Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Southwestern Electric Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	3.7
Southwestern Electric Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]	0.0	0.0	0.0
Southwestern Electric Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		(0.2)	(0.2)	(0.2)
Southwestern Electric Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		24.2	19.4	15.2
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		1.9	1.6	1.6
Wheeling Power Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		5.0	4.8	0.0
AEP Texas Inc. [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		65.7	75.7	78.5
ERCOT Transmission Service Charges [Abstract]
Billings from ETT for ERCOT Wholesale Transmission Services		30.0	29.0	27.0
Oklaunion PPA between AEP Texas and AEPEP [Abstract]
Oklaunion Purchase Power Agreement		52.0	51.5
Sales and Purchases of Property
Related Party Sales of Property		0.2	0.3	0.6
Related Party Purchases of Property		$ 0.4	0.7	0.9
Related Party Transactions (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		54.69%
AEP Texas Inc. [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		$ 0.0	0.0	0.0
AEP Texas Inc. [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0
AEP Texas Inc. [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]	0.0	0.0	0.0
AEP Texas Inc. [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		63.6	73.9	76.9
AEP Texas Inc. [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
AEP Texas Inc. [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		$ 2.1	$ 1.8	$ 1.6

[1]	Refer to the Ohio Auctions section below for further information regarding these amounts.
[2]	Amount excludes $31 million in 2015 which is now presented as Generation Deferrals on the Statement of Income.